FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Disclosure of financial assets

	December 31, 2022	December 31, 2021
	$	$
Assets:
Measured at amortized cost (i)	4,277	7,212
Liabilities:
Amortized cost (ii)	14,108	10,284
Fair value through P&L (iii)	—	4,602

Disclosure of financial liabilities

	Carrying Amount	Contractual Cash Flows	Within 1 year	1 to 2 years	2 to 3 years	3 to 6 years
	$	$	$	$	$	$
At December 31, 2022
Accounts payable	4,942	(4,942)	(4,942)	—	—	—
Current debt facilities	6,587	(8,822)	(8,822)	—	—	—
Credit facility	628	(628)	(628)
Other long-term liabilities	1,952	(2,120)	(513)	(480)	(486)	(641)

Total	14,109	(16,512)	(14,905)	(480)	(486)	(641)

Disclosure of CAD dollar foreign currency balance sheet exposure

		2022
		$
Net Canadian dollar monetary asset (liability)	CAD thousands	(9,031)
Net US dollar monetary asset (liability)	USD thousands	(749)